Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

Note 13. Leases

The statement of financial position shows the following amounts relating to leases:

	2022	2021

Right-of -use asset
Office buildings	2,106	2,976

Lease liabilities	2,433	3,344

Current	1,292	1,094
Non-Current	1,141	2,250

The following are the initial impacts on the consolidated statement of financial position on December 31, 2022 and 2021 and its movements for the years 2022 and 2021:

	2022	2021

Lease liabilities
Opening balance	3,344	3,205
New lease agreements	—	1,728
Remeasurement	262	(429)
Interest accrued	227	266
Payment of Interest	—	(266)
Payment of principal	(1,400)	(1,160)
Closing balance	2,433	3,344

	2022	2021

Right of use asset
Opening balance	2,976	2,780
New lease agreements	—	1,728
Remeasurement(i)	211	(411)
Depreciation	(1,081)	(1,121)
Closing balance	2,106	2,976

(i)	Refers to a discount obtained by reducing leased space in the Company's headquarters in 2021.

	2022	2021

Depreciation charge of ROU during the year	1,081	1,121
Interest expense (included in finance cost)	227	266
Expense relating to short-term leases and low value assets	—	304
Total	1,308	1,691